Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information [Abstract]
Segment information
21. Segment Information
As disclosed in Note 2(ee), operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer. The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.
Effective in the fourth quarter of 2020, the Group changed its segment disclosure to separately report the results of its smart devices business. As a result, the Group now reports segments as learning services, smart devices and online marketing services. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of operations and comprehensive loss or consolidated statements of cash flows. The Group retrospectively revised prior year segment information, to conform to current year presentation.
The Group currently does not allocate operating expenses or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.
The table below provides a summary of the Group’s segment results for the years ended December 31, 2019, 2020 and 2021.

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues:
Learning services	602,353	1,513,960	2,441,421
Smart devices	152,044	539,962	980,424
Online marketing services	453,013	472,884	593,949

Total net revenues	1,207,410	2,526,806	4,015,794

Cost of revenues:
Learning services	451,164	716,504	980,700
Smart devices	107,609	355,970	618,925
Online marketing services	313,592	346,895	427,331

Total cost of revenues	872,365	1,419,369	2,026,956

Gross margin:
Learning services	25%	53%	60%
Smart devices	29%	34%	37%
Online marketing services	31%	27%	28%
Total gross margin	28%	44%	50%